UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT
Pursuant to Section 13 or 15(d) of
The Securities Exchange Act of 1934
For the quarterly distribution period from:
October 12, 2007 to January 9, 2008

Principal Life Income Fundings Trust 33
(Exact name of issuing entity as specified in its charter)
Commission File Number of issuing entity: 333-129763-218

Principal Life Insurance Company
(Exact name of depositor as specified in its charter)
Commission File Number of depositor: 1-32109

Principal Life Insurance Company
(Exact name of sponsor as specified in its charter)

Iowa (State or other jurisdiction of incorporation)	42-0127290 (I.R.S. Employer Identification No.)

711 High Street, Des Moines, Iowa (Address of principal executive offices of the issuing entity)	50392-0001 (Zip Code)
(515) 247-5111
(Telephone number, including area code)
Not applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one):

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Secured Medium-Term Notes	☐	☐	☑
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days:     ☒ Yes ☐ No

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
On January 9, 2008, a payment was made to the holders of the notes issued by the Principal Life Income Fundings Trust 33 (the “Trust”). Specific information with respect to the payment is filed as Exhibit 99.1 hereto. No other reportable transactions or matters have occurred during the current reporting period.
PART II — OTHER INFORMATION
Item 2. Legal Proceedings.
Although not necessary material to the holders of the notes, for legal proceedings against Principal Life Insurance Company (“Principal Life”) and Principal Financial Group, Inc. (“PFG”), see Item 6.
Item 3. Sales of Securities and Use of Proceeds.
On October 10, 2007, the Trust issued an undivided beneficial interest in the assets of the Trust (the “Trust Beneficial Interest”) in a private placement pursuant to Section 4(2) of the Securities Act of 1933, to GSS Holdings II, Inc. (the “Trust Beneficial Owner”) in exchange for the payment of $15. In accordance with the terms of the pricing supplement filed by Principal Life, dated as of October 4, 2007, the Trust used the net proceeds from the Trust’s issuance of the notes to the investors in the notes and the Trust Beneficial Interest to purchase a funding agreement issued to, and deposited by, the Trust on October 10, 2007.
Item 4. Defaults Upon Senior Securities.
None.
Item 5. Submission of Matters to a Vote of Security Holders.
None.
Item 6. Significant Obligors of Pool Assets.
The Trust’s assets consist of a funding agreement issued by Principal Life, as an obligor, and a guarantee issued by PFG, which fully and unconditionally guarantees the payment obligations of Principal Life under the funding agreement. PFG is subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance with those requirements files periodic and current reports and other information (including financial information) with the Securities and Exchange Commission (“SEC”). You can read and copy any reports or other information PFG files at the SEC public reference room at 100 F. Street N.E., Washington, D.C. 20549. You can also request copies of PFG’s documents upon payment of a duplicating fee, by writing the SEC’s public reference room. You can obtain information regarding the public reference room by calling the SEC at 1-800-SEC-0330. PFG’s filings are available to the public from commercial document retrieval services or over the internet at http://www/sec/gov.
This Form 10-D incorporates by reference all reports deemed to be filed with the SEC by PFG and Principal Life, in connection with the Trust, pursuant to Section 13(a), Section 13(c), Section 14 or Section 15(d) of the Securities Exchange Act during the period covered by this report.
Item 7. Significant Enhancement Provider Information.
See Item 6.
Item 8. Other Information.
None.

Item 9. Exhibits.

Exhibit
Number	Description
Exhibit 3	Trust Agreement entered into between U.S. Bank Trust National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 4.1	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank Trust National Association, as trustee, on behalf of the Trust dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 4.2	Notes issued by the Trust dated October 10, 2007; incorporated by reference to Exhibit 4.2 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between Principal Life and U.S. Bank Trust National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between Principal Life and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between Principal Life and GSS Holdings II, Inc. as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between Principal Life and Bankers Trust Company, as custodian.

Exhibit 10.5	Funding Agreement issued by Principal Life to the Trust dated October 10, 2007; incorporated by reference to Exhibit 10.1 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 10.6	Guarantee issued by PFG to the Trust dated October 10, 2007; incorporated by reference to Exhibit 10.2 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the January 9, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of October 4, 2007.

*	Previously filed with the SEC on December 22, 2005 with Registration Statement File Nos. 333-129763 and 333-129763-01.

**	Previously filed with the SEC on October 4, 2007 pursuant to Rule 424 of the Securities Act of 1933.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Principal Life Insurance Company (Depositor)
Date: January 17, 2008	/s/ Chris Henderson
	Name:	Chris Henderson
	Title:	Officer

EXHIBIT INDEX

Exhibit
Number	Description
Exhibit 3	Trust Agreement entered into between U.S. Bank Trust National Association, as trustee, and GSS Holdings II, Inc., as trust beneficial owner dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 4.1	Indenture entered into between Citibank, N.A., as indenture trustee, and U.S. Bank Trust National Association, as trustee, on behalf of the Trust dated as of the date of the pricing supplement; incorporated by reference to Exhibit 4.1 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 4.2	Notes issued by the Trust dated October 10, 2007; incorporated by reference to Exhibit 4.2 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 10.1*	Form of Expense and Indemnity Agreement by and between Principal Life and U.S. Bank Trust National Association, as trustee (on behalf of itself and each trust).

Exhibit 10.2*	Form of Expense and Indemnity Agreement by and between Principal Life and Citibank, N.A., as indenture trustee, registrar, transfer agent, paying agent and calculation agent.

Exhibit 10.3*	Form of Expense and Indemnity Agreement by and between Principal Life and GSS Holdings II, Inc. as trust beneficial owner.

Exhibit 10.4*	Form of Expense and Indemnity Agreement by and between Principal Life and Bankers Trust Company, as custodian.

Exhibit 10.5	Funding Agreement issued by Principal Life to the Trust dated October 10, 2007.; incorporated by reference to Exhibit 10.1 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 10.6	Guarantee issued by PFG to the Trust dated October 10, 2007, incorporated by reference to Exhibit 10.2 to Principal Life’s Current Report on Form 8-K, filed on October 10, 2007.

Exhibit 99.1	Indenture Trustee’s report, pursuant to Item 1121 of Regulation AB, in respect of the January 9, 2008 payment to holders of the notes issued by the Trust.

Exhibit 99.2**	Pricing Supplement of the Trust, dated as of October 4, 2007.

*	Previously filed with the SEC on December 22, 2005 with Registration Statement File Nos. 333-129763 and 333-129763-01.

**	Previously filed with the SEC on October 4, 2007 pursuant to Rule 424 of the Securities Act of 1933.

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